United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/14

Date of Reporting Period: Quarter ended 06/30/14

Item 1. Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—96.1%
		Consumer Discretionary—9.8%
631,900		American Eagle Outfitters, Inc.	$7,089,918
308,894	[1]	Bridgepoint Education, Inc.	4,102,112
121,950	[1]	Carmike Cinemas, Inc.	4,284,104
137,100		Cinemark Holdings, Inc.	4,847,856
189,350	[1]	CROCs, Inc.	2,845,931
92,500	[1]	Deckers Outdoor Corp.	7,985,525
206,775		KB HOME	3,862,557
155,450		La-Z-Boy, Inc.	3,601,777
215,675		Lions Gate Entertainment Corp.	6,163,991
100,475		National CineMedia, Inc.	1,759,317
303,775	[1]	Orient-Express Hotel Ltd., Class A	4,416,888
91,475		Rent-A-Center, Inc.	2,623,503
131,950	[1]	Skechers USA, Inc., Class A	6,030,115
79,600	[1]	Tempur Sealy International, Inc.	4,752,120
88,150	[1]	Tenneco, Inc.	5,791,455
		TOTAL	70,157,169
		Consumer Staples—2.4%
896,400	[1]	Rite Aid Corp.	6,427,188
277,525		Vector Group Ltd.	5,739,217
141,475	[1]	White Wave Foods Company, Inc.	4,579,546
		TOTAL	16,745,951
		Energy—7.6%
366,625	[1]	Bill Barrett Corp.	9,818,217
154,950		Exterran Holdings, Inc.	6,971,201
511,700	[1]	Key Energy Services, Inc.	4,676,938
292,200	[1]	Newfield Exploration Co.	12,915,240
746,225		Precision Drilling Corp.	10,566,546
153,825		Teekay Corp.	9,575,606
		TOTAL	54,523,748
		Financials—34.8%
217,500		American Equity Investment Life Holding Co.	5,350,500
136,041		Argo Group International Holdings Ltd.	6,953,056
158,100		Associated Estates Realty Corp.	2,848,962
420,050		CNO Financial Group, Inc.	7,476,890
238,550	[1]	Capital Bank Financial Corp.	5,632,166
76,050		City Holding Co.	3,431,376
516,875		Colony Financial, Inc.	12,001,837
789,595		FNB Corp. (PA)	10,122,608
380,150		FXCM, Inc.	5,687,044
555,625		FelCor Lodging Trust, Inc.	5,839,619
229,620		Fidelity & Guaranty Life	5,497,103
394,275		First Potomac Realty Trust	5,172,888
284,738		Flushing Financial Corp.	5,851,366
166,100		Hanover Insurance Group, Inc.	10,489,215
840,723		Investors Bancorp, Inc.	9,289,989
218,525		LaSalle Hotel Properties	7,711,747
770,725		Lexington Realty Trust	8,485,682
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
847,610		MFA Mortgage Investments, Inc.	$6,958,878
455,195		Maiden Holdings Ltd.	5,503,308
881,025		New Residential Investment Corp.	5,550,458
693,375		Northstar Realty Finance Corp.	12,050,857
118,125	[1]	PHH Corp.	2,714,513
257,050		PacWest Bancorp	11,096,848
294,550	[1]	Popular, Inc.	10,067,719
489,725		Radian Group, Inc.	7,252,827
566,575		Starwood Property Trust, Inc.	13,467,488
113,325	[1]	Starwood Waypoint Residential Trust	2,970,248
173,985		Sun Communities, Inc.	8,671,412
897,925		Susquehanna Bankshares, Inc.	9,482,088
326,303	[1]	Synovus Financial Corp.	7,955,267
261,900	[1]	Talmer Bancorp, Inc.	3,611,601
115,775		WSFS Financial Corp.	8,529,144
273,025		Webster Financial Corp., Waterbury	8,611,209
141,150		Wintrust Financial Corp.	6,492,900
		TOTAL	248,828,813
		Health Care—7.8%
92,025	[1]	Alere, Inc.	3,443,576
77,725	[1]	Alkermes, Inc.	3,911,899
150,000	[1]	Bruker Corp.	3,640,500
41,325	[1]	Cubist Pharmaceuticals, Inc.	2,885,312
128,511	[1]	Cynosure, Inc., Class A	2,730,859
65,975	[1]	Impax Laboratories, Inc.	1,978,590
61,905	[1]	Magellan Health, Inc.	3,852,967
142,175	[1]	Medicines Co.	4,131,605
223,012	[1]	Merit Medical Systems, Inc.	3,367,481
425,950	[1]	Spectrum Pharmaceuticals, Inc.	3,462,974
157,625	[1]	Tornier NV	3,685,273
54,825		Universal Health Services, Inc., Class B	5,250,042
85,875	[1]	Wellcare Health Plans, Inc.	6,411,427
220,250	[1]	Wright Medical Group, Inc.	6,915,850
		TOTAL	55,668,355
		Industrials—11.5%
147,995		Barnes Group, Inc.	5,703,727
108,100		Curtiss Wright Corp.	7,087,036
397,900	[1]	Diana Shipping, Inc.	4,333,131
73,065	[1]	Esterline Technologies Corp.	8,411,243
81,175		Granite Construction, Inc.	2,920,677
148,775		Manitowoc, Inc.	4,888,746
277,200	[1]	Swift Transportation Co.	6,993,756
117,525		Terex Corp.	4,830,277
136,850		Trinity Industries, Inc.	5,983,082
69,650		Triumph Group, Inc.	4,862,963
184,850	[1]	TrueBlue, Inc.	5,096,314
143,275	[1]	Tutor Perini Corp.	4,547,549
111,875	[1]	USG Corp.	3,370,794
51,709		Unifirst Corp.	5,481,154
73,175	[1]	United Rentals, Inc.	7,663,618
		TOTAL	82,174,067
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—9.2%
166,275	[1]	Advanced Energy Industries, Inc.	$3,200,794
45,675	[1]	Anixter International, Inc.	4,570,697
345,400	[1]	Atmel Corp.	3,236,398
90,565		Black Box Corp.	2,122,844
445,125		Brooks Automation, Inc.	4,793,996
80,235		CSG Systems International, Inc.	2,094,936
122,870		CTS Corp.	2,297,669
358,675	[1]	Cypress Semiconductor Corp.	3,913,144
224,175	[1]	Fairchild Semiconductor International, Inc., Class A	3,497,130
137,597	[1]	Insight Enterprises, Inc.	4,229,732
44,735		j2 Global, Inc.	2,275,222
352,225	[1]	Lattice Semiconductor Corp.	2,905,856
117,225		MKS Instruments, Inc.	3,662,109
2,361,875	[1]	Quantum Corp.	2,881,488
364,550	[1]	SeaChange International, Inc.	2,920,046
87,275		Tessera Technologies, Inc.	1,927,032
125,200	[1]	Unisys Corp.	3,097,448
133,975	[1]	Veeco Instruments, Inc.	4,991,908
66,750	[1]	Verint Systems, Inc.	3,274,087
69,225	[1]	ViaSat, Inc.	4,012,281
		TOTAL	65,904,817
		Materials—6.4%
177,850	[1]	Berry Plastics Group, Inc.	4,588,530
400,300	[1]	Chemtura Corp.	10,459,839
327,650		Huntsman Corp.	9,206,965
239,625	[1]	Kapstone Paper and Packaging Corp.	7,938,776
332,700	[1]	Stillwater Mining Co.	5,838,885
132,975		US Silica Holdings, Inc.	7,372,134
		TOTAL	45,405,129
		Utilities—6.6%
180,475		Atmos Energy Corp.	9,637,365
201,025		Cleco Corp.	11,850,424
500,600		Great Plains Energy, Inc.	13,451,122
204,600		Idacorp, Inc.	11,832,018
		TOTAL	46,770,929
		TOTAL COMMON STOCKS (IDENTIFIED COST $552,616,447)	686,178,978
		INVESTMENT COMPANY—4.5%
32,289,096	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	32,289,096
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $584,905,543)[4]	718,468,074
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(4,246,775)
		TOTAL NET ASSETS—100%	$714,221,299
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At June 30, 2014, the cost of investments for federal tax purposes was $584,905,543. The net unrealized appreciation of investments for federal tax purposes was $133,562,531. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $143,382,513 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,819,982.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations, and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
4
Federated Clover Value Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Consumer Discretionary—10.0%
1,291,700		General Motors Co.	$46,888,710
706,600	[1]	Liberty Interactive Corp.	20,745,776
1,443,100	[1]	MGM Resorts International	38,097,840
		TOTAL	105,732,326
		Consumer Staples—2.2%
311,900		CVS Caremark Corp.	23,507,903
		Energy—16.1%
714,100	[1]	Bill Barrett Corp.	19,123,598
608,300		Devon Energy Corp.	48,299,020
318,700		Exxon Mobil Corp.	32,086,716
382,700		Halliburton Co.	27,175,527
403,200		Valero Energy Corp.	20,200,320
298,300	[1]	Whiting Petroleum Corp.	23,938,575
		TOTAL	170,823,756
		Financials—20.6%
786,600		American International Group, Inc.	42,932,628
278,300		Ameriprise Financial, Inc.	33,396,000
1,318,400		Fifth Third Bancorp	28,147,840
1,151,919		Hartford Financial Services Group, Inc.	41,250,219
1,066,300		Starwood Property Trust, Inc.	25,345,951
897,900		Wells Fargo & Co.	47,193,624
		TOTAL	218,266,262
		Health Care—11.3%
759,300		Abbott Laboratories	31,055,370
609,400	[1]	CareFusion Corp.	27,026,890
1,181,052		Pfizer, Inc.	35,053,623
503,300		Teva Pharmaceutical Industries Ltd., ADR	26,382,986
		TOTAL	119,518,869
		Industrials—11.7%
1,210,300	[1]	Hertz Global Holdings, Inc.	33,924,709
389,500		Ingersoll-Rand PLC, Class A	24,347,645
1,406,200		Masco Corp.	31,217,640
396,800		Stanley Black & Decker, Inc.	34,846,976
		TOTAL	124,336,970
		Information Technology—12.4%
2,264,800		Corning, Inc.	49,712,360
2,549,900		NVIDIA Corp.	47,275,146
1,959,800		Western Union Co.	33,982,932
		TOTAL	130,970,438
		Materials—6.9%
1,310,000		Freeport-McMoran Copper & Gold, Inc.	47,815,000
574,100		MeadWestvaco Corp.	25,409,666
		TOTAL	73,224,666
		Telecommunication Services—1.3%
372,105		AT&T, Inc.	13,157,633
		Utilities—5.6%
570,300		NRG Energy, Inc.	21,215,160
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
367,800		Sempra Energy	$38,512,338
		TOTAL	59,727,498
		TOTAL COMMON STOCKS (IDENTIFIED COST $831,646,884)	1,039,266,321
		INVESTMENT COMPANY—1.9%
19,482,304	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	19,482,304
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $851,129,188)[4]	1,058,748,625
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	349,738
		TOTAL NET ASSETS—100%	$1,059,098,363
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At June 30, 2014, the cost of investments for federal tax purposes was $851,129,188. The net unrealized appreciation of investments for federal tax purposes was $207,619,437. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $218,141,509 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,522,072.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
3
Federated Prudent Bear Fund
Portfolio of Investments
June 30, 2014 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—4.9%
		Energy—0.6%
200,000	[1]	BNK Petroleum, Inc.	$307,390
100,000	[1]	Bellatrix Exploration Ltd.	867,813
100,000	[1]	Legacy Oil + Plus Gas, Inc.	886,556
10,000		Paramount Resources Ltd.	558,081
		TOTAL	2,619,840
		Materials—4.3%
3,500,000	[1]	Abacus Mining & Exploration Corp.	213,205
17,836		Agnico Eagle Mines Ltd.	682,977
32,400		Agnico Eagle Mines Ltd.	1,240,920
100,000		Alamos Gold, Inc.	1,011,199
575,000	[1]	Corvus Gold, Inc.	759,805
75,000	[1]	Detour Gold Corp.	1,026,194
419,396	[1]	Duluth Metals Ltd.	231,895
215,000	[1]	Dundee Precious Metals, Inc.	1,029,614
25,000		Franco-Nevada Corp.	1,435,031
23,100		Goldcorp, Inc., Class A	644,721
800,000	[1]	Gryphon Minerals, Ltd.	120,698
78,850	[1]	Imperial Metals Corp.	1,153,506
55,000	[1]	Kennady Diamonds, Inc.	288,646
200,000	[1]	Lydian International Ltd.	238,039
675,000	[1]	MacArthur Minerals Ltd.	126,517
97,000	[1]	Mag Silver Corp.	917,230
140,000	[1]	Medusa Mining Ltd.	243,564
150,833	[1]	Mountain Province Diamonds, Inc.	722,325
1,100,000	[1]	Orezone Gold Corp.	896,865
19,500	[1]	Osisko Gold Royalties Ltd.	293,309
400,000		Panoramic Resources Ltd.	313,059
507,166	[1]	Rackla Metals, Inc.	11,882
1,521,500	[1]	Radius Gold, Inc.	171,107
55,000	[1]	Reservoir Minerals, Inc.	313,903
1,000,000	[1]	Romarco Minerals, Inc.	834,075
230,000		SEMAFO, Inc.	1,079,893
2		Silver Wheaton Corp.	53
85,000	[1]	Stillwater Mining Co.	1,491,750
100,000	[1]	Virginia Mines, Inc.	1,140,528
51,618		Yamana Gold, Inc.	424,732
127,000		Yamana Gold, Inc.	1,043,940
		TOTAL	20,101,182
		TOTAL COMMON STOCKS (IDENTIFIED COST $29,056,520)	22,721,022
		WARRANTS—0.0%
		Materials—0.0%
56,471	[1]	Pan American Silver Corp., Warrants, Expiration Date 12/7/2014	197
15,625	[1]	Pan American Silver Corp., Warrants, Expiration Date 12/7/2014	9
		TOTAL WARRANTS (IDENTIFIED COST $578,135)	206

Shares or Principal Amount			Value
		U.S. TREASURY—43.1%
		U.S. Treasury Bill—21.4%
$100,000,000	[2]	United States Treasury Bill, 0.065%, 12/18/2014	$99,976,380
		U.S. Treasury Note—21.7%
100,000,000	[3]	United States Treasury Note, 2.25%, 1/31/2015	101,265,630
		TOTAL U.S. TREASURY (IDENTIFIED COST $201,231,397)	201,242,010
		PURCHASED PUT OPTIONS—0.5%
120,000	[1]	iShares MSCI Emerging Markets ETF, Strike Price $40.00, Expiration Date 9/20/2014	42,000
270,000	[1]	iShares MSCI Emerging Markets ETF, Strike Price $41.00, Expiration Date 12/20/2014	340,200
320,000	[1]	iShares Russell 2000 Value ETF, Strike Price $105.00, Expiration Date 12/20/2014	683,200
100,000	[1]	Intel Corp., Strike Price $27.00, Expiration Date 10/18/2014	24,500
100,000	[1]	Market Vectors Semiconductor ETF, Strike Price $46.00, Expiration Date 8/16/2014	25,000
50,000	[1]	Market Vectors Semiconductor ETF, Strike Price $48.00, Expiration Date 8/16/2014	28,750
1,200,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $160.00, Expiration Date 9/20/2014	252,000
130,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $166.00, Expiration Date 10/18/2014	70,200
520,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $170.00, Expiration Date 12/20/2014	832,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $7,210,496)	2,297,850
		INVESTMENT COMPANY—51.6%
240,365,564	[4,5]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	240,365,564
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $478,442,112)[6]	466,626,652
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[7]	(306,534)
		TOTAL NET ASSETS—100%	$466,320,118
SECURITIES SOLD SHORT
Shares		Value
142,000	ABB Ltd., ADR	$3,268,840
11,000	Accenture PLC	889,240
148,000	AES Corp.	2,301,400
471,000	Ambev SA, ADR	3,315,840
415,000	Amex Financial Select Standard & Poor Depository Receipt	9,437,100
13,000	Analog Devices, Inc.	702,910
242,500	ArcelorMittal	3,620,525
16,500	Armstrong World Industries, Inc.	947,595
16,900	Arrow Electronics, Inc.	1,020,929
16,500	Autodesk, Inc.	930,270
16,000	Avnet, Inc.	708,960
110,000	Bank of America Corp.	1,690,700
34,500	BHP Billiton Ltd., ADR	2,361,525
58,500	Brunswick Corp.	2,464,605
24,500	CA, Inc.	704,130
85,500	Carnival Corp.	3,219,075
13,000	Caterpillar, Inc.	1,412,710
7,000	Check Point Software Technologies Ltd.	469,210
19,000	Cisco Systems, Inc.	472,150
35,000	Citigroup, Inc.	1,648,500
7,500	Citrix Systems, Inc.	469,125
24,000	Coach, Inc.	820,560
47,000	CommScope Holdings Co., Inc.	1,087,110

Shares		Value
85,000	Delta Air Lines, Inc.	$3,291,200
63,500	DeVry Education Group, Inc.	2,688,590
62,000	Diebold, Inc.	2,490,540
54,000	Domino's Pizza, Inc.	3,946,860
53,000	EMC Corp.	1,396,020
55,000	Express Scripts Holding Co.	3,813,150
4,000	F5 Networks, Inc.	445,760
31,500	Fossil, Inc.	3,292,380
31,500	Franklin Resources, Inc.	1,821,960
39,500	Freescale Semiconductor Ltd.	928,250
46,000	General Mills, Inc.	2,416,840
66,500	General Motors Co.	2,413,950
32,000	Gentex Corp.	930,880
10,500	Goldman Sachs Group, Inc.	1,758,120
52,000	Goodyear Tire & Rubber Co.	1,444,560
14,000	Hewlett-Packard Co.	471,520
51,500	HollyFrontier Corp.	2,250,035
10,000	IBM Corp.	1,812,700
223,000	Industrial Select Sect SPDR	12,055,380
29,500	International Rectifier Corp.	823,050
302,000	iShares MSCI Emerging Markets ETF	13,055,460
225,000	iShares MSCI Germany	7,038,000
42,000	Jarden Corp.	2,492,700
23,500	Johnson Controls, Inc.	1,173,355
30,500	JPMorgan Chase & Co.	1,757,410
51,500	Kennametal, Inc.	2,383,420
55,000	Krispy Kreme Doughnuts, Inc.	878,900
12,000	Las Vegas Sands Corp.	914,640
21,000	Linear Technology Corp.	988,470
82,000	Marvell Technology Group Ltd.	1,175,060
43,000	Masco Corp.	954,600
32,500	McDonald's Corp.	3,274,050
26,500	Melco PBL Entertainment (Macau) Ltd., ADR	946,315
55,000	Morgan Stanley	1,778,150
99,000	NASDAQ Stock Market, Inc.	3,823,380
43,000	Norwegian Cruise Line Holdings Ltd.	1,363,100
118,000	ON Semiconductor Corp.	1,078,520
17,500	Oracle Corp.	709,275
24,000	Owens Corning, Inc.	928,320
6,000	Panera Bread Co.	898,980
58,500	Paychex, Inc.	2,431,260
24,000	Polaris Industries, Inc., Class A	3,125,760
117,000	Powershares QQQ Trust	10,987,470
18,000	Qualcomm, Inc.	1,425,600
70,500	Rio Tinto PLC, ADR	3,826,740
43,500	Royal Caribbean Cruises Ltd.	2,418,600
202,000	Santander Consumer USA Holdings, Inc.	3,926,880
6,000	SAP AG, ADR	462,000
43,000	Sonic Corp.	949,440
201,000	SPDR S&P 500 ETF Trust	39,339,720
12,000	SPDR S&P MidCap 400 ETF Trust	3,126,720
68,000	Target Corp.	3,940,600
160,000	TD Ameritrade Holding Corp.	5,016,000

Shares		Value
40,000	Teck Resources Ltd.	$913,200
16,000	Tesoro Petroleum Corp.	938,720
7,000	Texas Instruments, Inc.	334,530
44,000	TJX Cos., Inc.	2,338,600
40,000	Tyson Foods, Inc., Class A	1,501,600
56,000	United Continental Holdings, Inc.	2,299,920
246,000	Vale SA, ADR	3,254,580
35,000	Vitamin Shoppe Industries, Inc.	1,505,700
60,500	Wal-Mart Stores, Inc.	4,541,735
11,500	Wynn Resorts Ltd.	2,386,940
94,000	Xerox Corp.	1,169,360
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $236,053,354)	$244,228,534
At June 30, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	240	$117,144,000	September 2014	$(849,468)
The average notional value of short futures contracts held by the Fund throughout the period was $125,492,538. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options contracts held by the Fund throughout the period was $2,553,113. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $280 and $140, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Value of Securities Sold Short and Futures Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-day net yield.
6	At June 30, 2014, the cost of investments for federal tax purposes was $478,442,112. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) short sales; and (c) futures contracts was $11,815,460. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,394,644 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,210,104.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,491,750	$—	—	$1,491,750
International	21,229,272[1]	—	—	21,229,272
Warrants	—	206	—	206
Debt Securities:
U.S. Treasury	—	201,242,010	—	201,242,010
Purchased Put Options	2,297,850	—	—	2,297,850
Investment Company	240,365,564	—	—	240,365,564
TOTAL SECURITIES	$265,384,436	$201,242,216	$—	$466,626,652
OTHER FINANCIAL INSTRUMENTS[2]	$(245,078,002)	$—	$—	$(245,078,002)
1	Includes $919,272 of international common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include securities sold short and futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014